INCOME TAXES - Changes in Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	$ (195,994)	$ (133,645)
Recognized in net earnings	(48,530)	(79,624)
Recognized in equity	2,637	1,674
Foreign currency translation in other comprehensive income (loss)	(3,698)	15,601
Net deferred tax liabilities, end of year	$ (245,585)	$ (195,994)